ACQUISITIONS Acquisitions (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about business combination [abstract]
Schedule of business combinations	The table below summarizes the provisional estimated acquisition-date fair value of the assets acquired and liabilities assumed for AMSF:

AMSF
Property, plant and equipment	613
Other non-current assets	225
Current assets	262
Total assets acquired	1,100
Deferred tax liabilities	45
Interest-bearing liabilities	212
Other liabilities	515
Total liabilities acquired	772
Net assets acquired	328
Consideration payable	328
Goodwill	—